Segment Information - Summary of Disaggregated Revenue Data for Those Markets (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 20,419	$ 14,174	$ 40,539	$ 31,875	$ 71,851	$ 72,549
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	9,806	7,437	20,232	18,308	40,837	53,183
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	6,425	4,555	12,687	8,390	19,214	12,142
APAC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 4,188	$ 2,182	$ 7,620	$ 5,177	$ 11,800	$ 7,224